Deferred Tax	12 Months Ended
Dec. 31, 2024
Deferred Tax [Abstract]
Deferred Tax

Note 22. Deferred tax

The deferred tax assets and liabilities by type of temporary difference are as follows:

	As of December 31,
	2024	2023
Net deferred tax asset (liability)
Trade and other receivables	$7,999	$13,362
Inventories	5,368	3,199
Property, plant and equipment	(2,380)	(4,251)
Intangibles	(2,247)	(6,540)
Borrowings and trade and other payables	8,346	224
Provisions and other liabilities	3,603	1,014
Tax losses	4,750	381
Others	2,128	601
Total net deferred tax asset (liability)	$27,567	$7,990

	As of December 31
	2024	2023
Deferred tax asset	$28,260	$10,475
Deferred tax liability	(693)	(2,485)
Net deferred tax asset	$27,567	$7,990

	2024	2023
Balance as of January 1	$7,990	$738
Recognized in Profit or Loss	20,358	7,275
Recognized in Other Comprehensive Income [1]	(133)	85
Others [2]	(648)	(108)
Balance as of December 31	$27,567	$7,990

[1]	Deferred tax related to employee defined benefit plans.

[2]	Deferred tax arising from the purchase price allocation of intangible assets recognized in connection with the acquisition of Procaps S.A. de C.V. (formerly Laboratorios López S.A. de C.V.), and foreign currency translation effects.

The deferred tax assets are ordinary in nature and arise primarily from deductible temporary differences related to impairment of trade receivables for financial reporting purposes; differences between the carrying amount and the tax base of inventories, property, plant and equipment, intangibles, right-of-use assets and provisions, as well as unused tax losses in certain entities.

In assessing the recoverability of deferred tax assets, management considered that one of the main operating entities incurred accounting losses in two of the last three financial years, which constitutes negative evidence under IAS 12.35. Management evaluated this negative evidence in conjunction with positive evidence, including the expected reversal of taxable temporary differences and entity-level financial projections reflecting improved operating performance. Based on this combined assessment, management concluded that it is probable that sufficient future taxable profits will be available to utilize the deductible temporary differences and tax losses.

This assessment is based on the expected reversal of taxable temporary differences and on forward-looking taxable profit projections prepared at the individual legal entity level, which reflect management’s current business plans and expected operating performance. As the utilization of deferred tax assets depends on the generation of taxable income by each entity, recoverability is assessed on an entity-by-entity basis rather than on consolidated results.

Tax losses recognized as deferred tax assets may be carried forward for up to 12 years under Colombian income tax law. Based on the expected timing of reversal of temporary differences and projected taxable profits, it is expected that such losses to be utilized within the applicable carryforward period.